SYMMETRY PANORAMIC TRUST

151 National Drive

Glastonbury, Connecticut 06033

800-786-3309

November 26, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Symmetry Panoramic Trust

Symmetry Panoramic US Equity Fund; Symmetry Panoramic International Equity Fund; Symmetry Panoramic Global Equity Fund; Symmetry Panoramic Tax-Managed Global Equity Fund; Symmetry Panoramic US Fixed Income Fund; Symmetry Panoramic Municipal Fixed Income Fund; Symmetry Panoramic Global Fixed Income Fund; Symmetry Panoramic Alternatives Fund (the “Funds”)

File Nos. 333-224164; 811-23334

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Funds, each a series of Symmetry Panoramic Trust, does not differ from that contained in Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on November 13, 2019.

If you have any questions or comments concerning the filing, please contact me at (860) 734-2010.

Very truly yours,

/s/ Sara Taylor
Sara Taylor
Secretary
Symmetry Panoramic Trust